SHARE BASED COMPENSATION (Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥) $ / shares shares	Dec. 31, 2017 $ / shares
Number of option outstanding
Balance as of January 1, 2017 | shares	14,656,086
Granted | shares	0
Exercise | shares	(5,412,808)
Forfeited | shares	(152,742)
Balance as of December 31, 2017 | shares	9,090,536
Vested and expected to vest as of December31,2017 | shares	7,174,515
Vested and exercisable as of December 31, 2017 | shares	4,287,278
Weighted-Average Exercise Price
Balance as of January 1, 2017 | $ / shares	$ 3.11
Granted | $ / shares	0
Exercise | $ / shares	2.87
Forfeited | $ / shares	3.33
Balance as of December 31, 2017 | $ / shares	$ 3.25
Vested and expected to vest as of December31,2017 | $ / shares		$ 3.24
Vested and exercisable as of December 31, 2017 | $ / shares		$ 3.2
Weighted-Average Remaining Contractual Term
Balance as of December 31	6 years 6 months 22 days
Vested and expected to vest as of December31,2017	6 years 3 months 29 days
Vested and exercisable as of December 31, 2017	5 years 10 months 6 days
Aggregate Intrinsic value
Balance as of December 31 | ¥	$ 163,923,839
Vested and expected to vest as of December31,2017 | ¥	129,937,456
Vested and exercisable as of December 31, 2017 | ¥	$ 78,876,718